(As filed copy)
Form 10-2
(Translation)
COVER PAGE
Filing Document:	SEMI-ANNUAL REPORT

This Semi-Annual Report is Filed with:	Director-General of Kanto Local Finance
Bureau

Filing Date:	August 31, 2007

Accounting Period:	During the Thirteenth Term
(From December 1, 2006 to May 31, 2007)

Name of the Fund:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani

Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome

Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani

Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome

Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

A08040368/0.15/23 Aug 2007

1. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio

		(As of the end of June 30, 2007)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds
	United States	$589,672,754	77.94%
	Canada	20,921,514	2.77%
	Bermuda	9,190,063	1.21%
	Netherlands	5,511,941	0.73%
	France	4,494,875	0.59%
	Cayman Islands	4,483,780	0.59%
	United Kingdom	4,260,023	0.56%
	Jamaica	1,448,906	0.19%
	Ireland	1,411,748	0.19%
	Singapore	456,638	0.06%
	Denmark	402,800	0.05%

Sub-total		642,255,042	84.89%

Senior Loans
	Japan	1,848,844	0.24%
	United Kingdom	497,887	0.07%
	United States	38,934,133	5.15%

Sub-total		41,280,864	5.46%

Convertible Bonds
	United States	10,449,659	1.38%

Sub-total		10,449,659	1.38%

Asset Backed
	Cayman Islands	9,390,114	1.24%

Sub-total		9,390,114	1.24%

Collateralized mortgage obligations
	United States	3,654,295	0.48%

Sub-total		3,654,295	0.48%

Foreign Government Bonds
	Argentina	1,613,529	0.21%

Sub-total		1,613,529	0.21%

Short-term

	United States	36,360,990	4.81%

Sub-total		36,360,990	4.81%

Cash, Deposit and Other Assets

(After deduction of liabilities)		11,592,892	1.53%

Total		$756,597,385	100%
(Net Asset Value)	JPY	93,258,193,675

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

A08040368/0.15/23 Aug 2007
1

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 123.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on June 29, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2007 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2006 End of July	372,054	45,859	6.03	743
August	366,154	45,132	6.06	747
September	362,798	44,718	6.15	758
October	353,198	43,535	6.17	761
November	349,881	43,126	6.23	768
December	343,303	42,316	6.23	768
2007 End of January	339,593	41,858	6.28	774
February	337,578	41,610	6.37	785
March	330,987	40,797	6.36	784
April	325,531	40,125	6.39	788
May	319,845	39,424	6.40	789
June	305,405	37,644	6.26	772

A08040368/0.15/23 Aug 2007
2

b. Record of Distributions Paid (Class M Shares)

July 1, 2006 - June 30, 2007	$0.43 (¥53)

Record of distribution paid from July 2006 to June 2007 and Net Asset Value per Share as of each ex-dividend date as follows:

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

17-Jul-2006	0.033	4.07	5.99	738
17-Aug-2006	0.033	4.07	6.04	744
15-Sep-2006	0.033	4.07	6.12	754
17-Oct-2006	0.033	4.07	6.15	758
16-Nov-2006	0.033	4.07	6.21	765
15-Dec-2006	0.070	8.63	6.19	763
17-Jan-2007	0.033	4.07	6.24	769
15-Feb-2007	0.033	4.07	6.36	784
16-Mar-2007	0.033	4.07	6.34	781
17-Apr-2007	0.033	4.07	6.36	784
17-May-2007	0.033	4.07	6.39	788
19-Jun-2007	0.033	4.07	6.32	779

c. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2007 is as follows:

2006 End of July	0.72%

August	1.05%

September	2.03%

October	0.86%

November	1.51%

December	1.13%

2007 End of January	1.34%

February	1.96%

March	0.36%

April	0.99%

May	0.67%

June	-1.68%

Note: Calculation of the yield on investment (including dividend):

A08040368/0.15/23 Aug 2007
3

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of increase ratio by distribution:

The amount for each term shall be the dividend distributed during the relevant term divided by the net asset value per unit on the ex dividend day of the relevant distribution, plus 1.

2. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited Semi-annual Accounts will be attached to the Japanese Semi-annual Report.

3. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of June, 2007 and number of outstanding shares of the Fund as of June 30, 2007 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	479,276	15,310,439	48,749,369
(In Japan)	(339,680)	(14,918,092)	(47,355,387)

4. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock (as of June 29, 2007)

1. Total amount of members' equity:

$55,242,804* * Unaudited

2. Number of authorized shares:

N/A

3. Number of outstanding shares:

N/A

A08040368/0.15/23 Aug 2007
4

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 29, 2007, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of over $120 billion):

		(as of June 29, 2007)

Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	9	$4,109.31
		(506.51 billion yen)

U.S. Open End Balanced	13	$34,170.39
		(4,211.84 billion yen)

U.S. Open End Bond	31	$27,176.83
		(3,349.82 billion yen)

U.S. Open End Equity	51	$54,969.68
		(6,775.56 billion yen)

Total	104	$120,426,20
		(14,843.73 billion yen)

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

A08040368/0.15/23 Aug 2007
5

Others

Effective August 3, 2007, Marsh & McLennan Companies, Inc. transferred its ownership interest in Putnam Investment Management, LLC, its parent companies and affiliates to a wholly-owned subsidiary of Great West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, completed the transfer of the Fund’s assets as of April 27, 2007.

5. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT

MANAGEMENT COMPANY

Translation of unaudited Semi-annual Accounts of Putnam Investment Management LLC will be attached to the Japanese Semi-annual Report.

A08040368/0.15/23 Aug 2007
6

(As filed copy)
Form 4-2
(Translation)

COVER PAGE

Filing Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT (for NAV Sale)

This Securities Registration Statement is Filed	Director-General of Kanto Local Finance
with:	Bureau

Filing Date:	August 31, 2007

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM HIGH YIELD ADVANTAGE FUND
Sale of Foreign Investment Fund Securities:

Type and Aggregate Amount of Foreign	Up to 300 million Class M Shares
Investment Fund Securities to be Publicly	Up to the total amount obtained by aggregating
Offered or Sold:	the respective net asset value per Class M
Share in respect of 300 million Class M Shares
(The maximum amount expected to be sold is
1,911 million U.S. dollars (¥235,550 million))

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥123.26 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 29, 2007.

Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2008 (U.S.$6.37) by 300 million Class M
Shares for convenience.

(Translation)

Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

A08179076/0.7/23 Aug 2007

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on May 8, 2007 to reflect the information set out in the Semi-annual Report of the Fund filed today and other additional information.

The latest exchange rates are used in this statement to translate the amended amounts of foreign currencies and as such, are different from those exchange rates used in prior amendments.

Cover page

[Before Amendment]

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

(omitted)

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2007 (U.S.$6.37 by 300 million Class M Shares for convenience.

[After Amendment]

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

(omitted)

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2007 (U.S.$6.37 by 300 million Class M Shares for convenience.

Note 3: After the Financial Instruments and Exchange Law becomes effective, all the references about the Securities and Exchange Law of Japan herein shall refer to the Financial Instruments and Exchange Law.

II. CONTENTS OF THE AMENDMENTS

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(2) Structure of the Fund:

D. Putnam Investment Management, LLC (Investment Management Company)

A08179076/0.7/23 Aug 2007
1

The following information of the Original SRS shall be replaced with the information under the [After Amendment] section. The revised parts are marked with underline.

[Before Amendment]

(e) Amount of Capital Stock (as of February 28, 2007)

(i) Amount of Capital:

$22,492,788 *

* This reflects the intercompany receivable amount at 2/28/07. Putnam Investment Management eliminates all intercompany accounts at year-end, but not for a normal monthly closing. As a result, there was a zero balance at 12/31/06 and an $80.7 million balance at 2/28 which gets offset to equity and any intercompany payables.

[After Amendment]

(e) Amount of Capital Stock (as of June 29, 2007)

(ii) Amount of Capital:

$55,242,804* * Unaudited

5 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio:

Relevant information in the Original SRS shall be updated as follows:

			(As of the end of June 30, 2007)

				Investment
			Total	Ratio
Types of Assets		Name of Country	U.S. Dollars	(%)

Corporate Bonds
		United States	$589,672,754	77.94%
		Canada	20,921,514	2.77%
		Bermuda	9,190,063	1.21%
		Netherlands	5,511,941	0.73%
		France	4,494,875	0.59%
		Cayman Islands	4,483,780	0.59%
		United Kingdom	4,260,023	0.56%
		Jamaica	1,448,906	0.19%
		Ireland	1,411,748	0.19%
		Singapore	456,638	0.06%
		Denmark	402,800	0.05%

	Sub-total		642,255,042	84.89%

Senior Loans
		Japan	1,848,844	0.24%
		United Kingdom	497,887	0.07%
		United States	38,934,133	5.15%

A08179076/0.7/23 Aug 2007
2

Sub-total		41,280,864	5.46%

Convertible Bonds
	United States	10,449,659	1.38%

Sub-total		10,449,659	1.38%

Asset Backed
	Cayman Islands	9,390,114	1.24%

Sub-total		9,390,114	1.24%

Collateralized mortgage obligations
	United States	3,654,295	0.48%

Sub-total		3,654,295	0.48%

Foreign Government Bonds
	Argentina	1,613,529	0.21%

Sub-total		1,613,529	0.21%

Short-term

	United States	36,360,990	4.81%

Sub-total		36,360,990	4.81%

Cash, Deposit and Other Assets

(After deduction of liabilities)		11,592,892	1.53%

Total		$756,597,385	100%
(Net Asset Value)	JPY	93,258,193,675

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 123.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on June 29, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(3) Results of Past Operations:

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2006 is as follows:

A08179076/0.7/23 Aug 2007
3

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2006 End of July	372,054	45,859	6.03	743
August	366,154	45,132	6.06	747
September	362,798	44,718	6.15	758
October	353,198	43,535	6.17	761
November	349,881	43,126	6.23	768
December	343,303	42,316	6.23	768
2007 End of January	339,593	41,858	6.28	774
February	337,578	41,610	6.37	785
March	330,987	40,797	6.36	784
April	325,531	40,125	6.39	788
May	319,845	39,424	6.40	789
June	305,405	37,644	6.26	772

B. Record of Distributions Paid (Class M Shares)

July 1, 2006 - June 30, 2007	$0.43 (¥53)

Record of distribution paid from July 2006 to June 2007 and Net Asset Value per Share as of each ex-dividend date as follows:

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

17-Jul-2006	0.033	4.07	5.99	738
17-Aug-2006	0.033	4.07	6.04	744
15-Sep-2006	0.033	4.07	6.12	754
17-Oct-2006	0.033	4.07	6.15	758
16-Nov-2006	0.033	4.07	6.21	765
15-Dec-2006	0.070	8.63	6.19	763
17-Jan-2007	0.033	4.07	6.24	769
15-Feb-2007	0.033	4.07	6.36	784
16-Mar-2007	0.033	4.07	6.34	781
17-Apr-2007	0.033	4.07	6.36	784
17-May-2007	0.033	4.07	6.39	788
19-Jun-2007	0.033	4.07	6.32	779

C. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2007 is as follows:

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4

2006 End of July	0.72%

August	1.05%

September	2.03%

October	0.86%

November	1.51%

December	1.13%

2007 End of January	1.34%

February	1.96%

March	0.36%

April	0.99%

May	0.67%

June	-1.68%

Note: Calculation of the yield on investment (including dividend):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of increase ratio by distribution:

The amount for each term shall be the dividend distributed during the relevant term divided by the net asset value per unit on the ex dividend day of the relevant distribution, plus 1.

7 OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(2) Outline of Disclosure System:

Disclosure in Japan:

[Before Amendment]

B. Disclosure to Japanese Shareholders:

When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 day prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice summarizing such changes must be given to Japanese Shareholders known to the Distributor or the Sales Handling Companies; provided, however, that if such written notice is delivered to each of all Japanese Shareholders, no public notice is required.

A08179076/0.7/23 Aug 2007
5

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

[After Amendment]

B. Disclosure to Japanese Shareholders:

When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 day prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice summarizing such changes must be given to Japanese Shareholders known to the Distributor or the Sales Handling Companies; provided, however, that if such written notice is delivered to each of all Japanese Shareholders, no public notice is required.

After the amendment of the Law Concerning Investment Trust Fund and Investment Company (Law No. 198 of 1951) becomes effective, the preceding paragraph shall be read as follows:

“When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material or the Investment Management Company merges with other investment trust, the Investment Management Company must give two weeks prior written notice thereof, including the contents of such changes and reasons, before such changes are made, to Japanese Shareholders known to it.”

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

II FINANCIAL HIGHLIGHTS

Translation of an excerpt from the unaudited semi-annual accounts of the Fund will be attached to the Japanese Semi-annual Report.

A08179076/0.7/23 Aug 2007
6

PART III DETAILED INFORMATION CONCERNING THE FUND

III MANAGEMENT AND ADMINISTRATION

1 Outline of Management of Assets, etc.

(5) Miscellaneous

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission (“SEC”) and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. The Investment Management Company agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits filed against The Investment Management Company and, in a limited number of cases, against some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the Fund received $71,091 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments

A08179076/0.7/23 Aug 2007
7

Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

[After Amendment]

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

Effective August 3, 2007, Marsh & McLennan Companies, Inc. transferred its ownership interest in the Investment Management Company, its parent companies and affiliates to a wholly-owned subsidiary of Great West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation

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group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, completed the transfer of the Fund’s assets as of April 27, 2007.

2 Outline of Disclosure System:

Disclosure in Japan:

[Before Amendment]

B. Disclosure to Japanese Shareholders:

When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 day prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice summarizing such changes must be given to Japanese Shareholders known to the Distributor or the Sales Handling Companies; provided, however, that if such written notice is delivered to each of all Japanese Shareholders, no public notice is required.

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

[After Amendment]

B. Disclosure to Japanese Shareholders:

When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 day prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice summarizing such changes must be given to Japanese Shareholders known to the Distributor or the Sales Handling Companies; provided, however, that if such written notice is delivered to each of all Japanese Shareholders, no public notice is required.

After the amendment of the Law Concerning Investment Trust Fund and Investment Company (Law No. 198 of 1951) becomes effective, the preceding paragraph shall be read as follows:

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“When the Investment Management Company makes change to the Agreement and Declaration of Trust, if the contents of such changes are material or the Investment Management Company merges with other investment trust, the Investment Management Company must give two weeks prior written notice thereof, including the contents of such changes and reasons, before such changes are made, to Japanese Shareholders known to it.”

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Distributor or the Sales Handling Companies in Japan.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributor or the Sales Handling Companies.

IV FINANCIAL CONDITIONS OF THE FUND

Translation of the unaudited semi-annual accounts of the Fund will be added to the original SRS.

V RECORD OF SALES AND REPURCHASES (Class M Shares)

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one year period up to and including the end of June, 2007 and number of outstanding shares of the Fund as of June 30, 2007 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	479,276	15,310,439	48,749,369
(In Japan)	(339,680)	(14,918,092)	(47,355,387)

PART IV. SPECIAL INFORMATION

I OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATION

Relevant information in the Original SRS shall be updated as follows:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 29, 2007, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of over $120 billion):

(as of June 29, 2007)

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Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	9	$4,109.31
		(506.51 billion yen)

U.S. Open End Balanced	13	$34,170.39
		(4,211.84 billion yen)

U.S. Open End Bond	31	$27,176.83
		(3,349.82 billion yen)

U.S. Open End Equity	51	$54,969.68
		(6,775.56 billion yen)

Total	104	$120,426,20
		(14,843.73 billion yen)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Translation of the unaudited semi-annual accounts will be attached to the Japanese Semi-annual Report.

5 MISCELLANEOUS

(5) Litigation, etc.:

[Before Amendment]

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission (“SEC”) and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. The Investment Management Company agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits filed against the Investment Management Company and, in a limited number of cases, against some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In connection with a settlement between Putnam and the fund’s Trustees in September 2006, the Fund received $71,091 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to

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Putnam for transfer agent services. This amount is included in Fees waived and reimbursed by Manager or affiliate on the Statement of operations.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

On February 1, 2007, Marsh & McLennan Companies, Inc. announced that it had signed a definitive agreement to sell its ownership interest in Putnam Investments Trust, the parent company of the Investment Management Company and its affiliates, to Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

This transaction, which is subject to regulatory approvals and other conditions, is currently expected to be completed by the middle of this year.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

[After Amendment]

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

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The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

Others

Effective August 3, 2007, Marsh & McLennan Companies, Inc. transferred its ownership interest in Putnam Investment Management, LLC, its parent companies and affiliates to a wholly-owned subsidiary of Great West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

Putnam remains headquartered in Boston and retains its brand, operations, personnel, and offices. Putnam’s senior team, including investment and business professionals, remains in place and continues to be led by Putnam President and Chief Executive Officer Charles E. Haldeman, Jr.

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, completed the transfer of the Fund’s assets as of April 27, 2007.

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